UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23241

AllianzGI Convertible & Income 2024 Target Term Fund

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: February 28

Date of reporting period: November 30, 2017

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Convertible & Income 2024 Target Term Fund

November 30, 2017 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—60.1%
	Aerospace & Defense—2.6%
$1,500	KLX, Inc., 5.875%, 12/1/22 (a)(c)(e)	$1,573,125
1,500	Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19 (e)	1,545,750
1,500	TransDigm, Inc., 6.50%, 7/15/24 (e)	1,537,500

		4,656,375

	Auto Components—0.9%
1,500	American Axle & Manufacturing, Inc., 6.625%, 10/15/22 (e)	1,554,375

	Building Materials—0.9%
1,500	Builders FirstSource, Inc., 5.625%, 9/1/24 (a)(c)(e)	1,569,375

	Chemicals—3.5%
1,500	Chemours Co., 6.625%, 5/15/23 (e)	1,593,750
1,500	Platform Specialty Products Corp., 6.50%, 2/1/22 (a)(c)(e)	1,554,375
1,500	Tronox Finance LLC, 7.50%, 3/15/22 (a)(c)(e)	1,578,750
1,500	Univar USA, Inc., 6.75%, 7/15/23 (a)(c)(e)	1,578,750

		6,305,625

	Computers—1.9%
1,500	Dell International LLC, 7.125%, 6/15/24 (a)(c)(e)	1,628,131
1,500	Western Digital Corp., 10.50%, 4/1/24 (e)	1,744,688

		3,372,819

	Diversified Financial Services—4.0%
2,000	Community Choice Financial, Inc., 10.75%, 5/1/19 (e)	1,770,000
1,500	Nationstar Mortgage LLC, 7.875%, 10/1/20 (e)	1,532,437
2,000	Navient Corp., 7.25%, 9/25/23 (e)	2,165,000
1,500	Springleaf Finance Corp., 8.25%, 10/1/23 (e)	1,665,000

		7,132,437

	Electric Utilities—0.9%
1,500	NRG Energy, Inc., 6.25%, 5/1/24 (e)	1,597,500

	Engineering & Construction—0.9%
1,500	AECOM, 5.875%, 10/15/24 (e)	1,638,750

	Entertainment—0.9%
1,500	Cedar Fair L.P., 5.375%, 6/1/24 (e)	1,578,750

	Healthcare-Services—5.2%
1,500	Community Health Systems, Inc., 6.25%, 3/31/23 (e)	1,410,000
1,500	DaVita, Inc., 5.125%, 7/15/24 (e)	1,529,062
1,500	Envision Healthcare Corp., 6.25%, 12/1/24 (a)(c)(e)	1,588,125
1,500	HCA, Inc., 7.50%, 2/15/22 (e)	1,697,100
1,500	Kindred Healthcare, Inc., 8.75%, 1/15/23 (e)	1,507,500
1,500	Tenet Healthcare Corp., 8.125%, 4/1/22 (e)	1,490,625

		9,222,412

	Home Builders—1.6%
1,000	Beazer Homes USA, Inc., 8.75%, 3/15/22 (e)	1,098,750
1,500	CalAtlantic Group, Inc., 5.875%, 11/15/24 (e)	1,672,500

		2,771,250

	Internet & Catalog Retail—0.9%
1,500	Netflix, Inc., 5.875%, 2/15/25	1,608,750

	Iron/Steel—1.8%
1,500	AK Steel Corp., 7.50%, 7/15/23 (e)	1,635,000
1,500	United States Steel Corp., 8.375%, 7/1/21 (a)(c)(e)	1,640,625

		3,275,625

	Lodging—0.9%
1,500	Wynn Las Vegas LLC, 5.50%, 3/1/25 (a)(c)(e)	1,552,950

	Machinery-Construction & Mining—1.2%
2,000	Terex Corp., 5.625%, 2/1/25 (a)(c)(e)	2,113,750

Schedule of Investments

AllianzGI Convertible & Income 2024 Target Term Fund

November 30, 2017 (unaudited) (continued)

Principal Amount (000s)		Value*
	Media—5.5%
$1,500	CCO Holdings LLC, 5.75%, 1/15/24 (e)	$1,558,125
1,500	Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22, Ser. B (e)	1,524,375
1,500	CSC Holdings LLC, 6.75%, 11/15/21 (e)	1,616,250
1,500	DISH DBS Corp., 5.875%, 7/15/22 (e)	1,548,750
2,000	McClatchy Co., 9.00%, 12/15/22 (e)	2,091,250
1,500	Nexstar Broadcasting, Inc., 5.625%, 8/1/24 (a)(c)(e)	1,537,500

		9,876,250

	Mining—4.0%
1,500	Alcoa Nederland Holding BV, 6.75%, 9/30/24 (a)(c)(e)	1,657,950
1,500	Constellium NV, 6.625%, 3/1/25 (a)(c)	1,597,500
2,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (a)(c)(e)	2,217,500
1,500	Joseph T. Ryerson & Son, Inc., 11.00%, 5/15/22 (a)(c)(e)	1,694,250

		7,167,200

	Miscellaneous Manufacturing—0.9%
1,500	Koppers, Inc., 6.00%, 2/15/25 (a)(c)(e)	1,614,825

	Oil, Gas & Consumable Fuels—4.6%
1,500	Callon Petroleum Co., 6.125%, 10/1/24	1,552,500
1,500	Calumet Specialty Products Partners L.P., 6.50%, 4/15/21	1,501,875
1,500	Carrizo Oil & Gas, Inc., 6.25%, 4/15/23 (e)	1,543,125
1,500	Continental Resources, Inc., 5.00%, 9/15/22 (e)	1,533,750
325	CVR Refining LLC, 6.50%, 11/1/22	335,562
280	Noble Holding International Ltd., 7.75%, 1/15/24	243,600
1,500	Oasis Petroleum, Inc., 6.875%, 3/15/22 (e)	1,531,875

		8,242,287

	Pharmaceuticals—0.8%
1,500	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21 (a)(c)(e)	1,488,750

	Real Estate—1.9%
1,500	Kennedy-Wilson, Inc., 5.875%, 4/1/24 (e)	1,548,750
1,950	Uniti Group L.P., 8.25%, 10/15/23 (e)	1,876,875

		3,425,625

	Retail—1.1%
2,000	Conn’s, Inc., 7.25%, 7/15/22 (e)	2,005,000

	Semiconductors—0.9%
1,515	Advanced Micro Devices, Inc., 7.00%, 7/1/24	1,590,750

	Semiconductors & Semiconductor Equipment—0.8%
1,250	Microsemi Corp., 9.125%, 4/15/23 (a)(c)(e)	1,417,188

	Software—3.6%
2,000	Camelot Finance S.A., 7.875%, 10/15/24 (a)(c)	2,145,000
1,500	First Data Corp., 7.00%, 12/1/23 (a)(c)(e)	1,590,938
1,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (a)(c)	1,075,000
1,500	SS&C Technologies Holdings, Inc., 5.875%, 7/15/23 (e)	1,593,750

		6,404,688

	Telecommunications—7.0%
2,000	CenturyLink, Inc., 7.50%, 4/1/24, Ser. Y (e)	1,955,000
1,500	Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)(c)(e)	1,458,750
1,500	Consolidated Communications, Inc., 6.50%, 10/1/22 (e)	1,374,375
1,500	Frontier Communications Corp., 10.50%, 9/15/22 (e)	1,192,500
2,000	GTT Communications, Inc., 7.875%, 12/31/24 (a)(c)(e)	2,113,480
1,500	Hughes Satellite Systems Corp., 7.625%, 6/15/21 (e)	1,665,000
1,500	Sprint Corp., 7.125%, 6/15/24 (e)	1,559,062
1,620	Windstream Services LLC, 6.375%, 8/1/23 (a)(c)	1,061,100

		12,379,267

	Transportation—0.9%
1,500	XPO Logistics, Inc., 6.50%, 6/15/22 (a)(c)(e)	1,573,125

	Total Corporate Bonds & Notes (cost-$108,274,822)	107,135,698

Schedule of Investments

AllianzGI Convertible & Income 2024 Target Term Fund

November 30, 2017 (unaudited) (continued)

Principal Amount (000s)		Value*
CONVERTIBLE BONDS & NOTES—56.3%
	Apparel & Textiles—0.6%
$1,250	Iconix Brand Group, Inc., 1.50%, 3/15/18 (e)	$1,056,250

	Auto Components—1.5%
2,825	Horizon Global Corp., 2.75%, 7/1/22 (e)	2,699,641

	Auto Manufacturers—0.6%
1,000	Navistar International Corp., 4.75%, 4/15/19 (e)	1,084,375

	Biotechnology—2.4%
2,500	Innoviva, Inc., 2.125%, 1/15/23 (e)	2,392,187
1,500	Intercept Pharmaceuticals, Inc., 3.25%, 7/1/23 (e)	1,205,625
1,000	PTC Therapeutics, Inc., 3.00%, 8/15/22 (e)	775,625

		4,373,437

	Capital Markets—1.8%
3,000	TPG Specialty Lending, Inc., 4.50%, 8/1/22 (a)(c)(e)	3,148,125

	Commercial Services—0.7%
1,250	Team, Inc., 5.00%, 8/1/23 (a)(c)	1,214,063

	Computers—1.0%
2,000	KeyW Holding Corp., 2.50%, 7/15/19 (e)	1,835,000

	Distribution/Wholesale—1.7%
3,000	Titan Machinery, Inc., 3.75%, 5/1/19 (e)	3,003,750

	Diversified Financial Services—3.1%
2,550	Encore Capital Group, Inc., 2.875%, 3/15/21 (e)	2,594,625
3,000	PRA Group, Inc., 3.00%, 8/1/20 (e)	2,893,125

		5,487,750

	Electrical Equipment—1.5%
3,215	SunPower Corp., 4.00%, 1/15/23 (e)	2,768,919

	Energy-Alternate Sources—2.1%
500	NextEra Energy Partners L.P., 1.50%, 9/15/20 (a)(c)	487,500
1,000	Pattern Energy Group, Inc., 4.00%, 7/15/20	1,026,875
2,500	SolarCity Corp., 1.625%, 11/1/19 (e)	2,314,063

		3,828,438

	Engineering & Construction—1.2%
2,200	Layne Christensen Co., 4.25%, 11/15/18 (e)	2,158,750

	Equity Real Estate Investment Trusts (REITs)—7.9%
2,850	IAS Operating Partnership L.P., 5.00%, 3/15/18 (a)(c)(e)	2,885,625
3,000	PennyMac Corp., 5.375%, 5/1/20 (e)	2,968,125
1,000	Redwood Trust, Inc., 4.75%, 8/15/23	970,000
2,850	Starwood Property Trust, Inc., 4.375%, 4/1/23 (e)	2,914,125
2,750	Two Harbors Investment Corp., 6.25%, 1/15/22 (e)	2,870,312
1,500	Western Asset Mortgage Capital Corp., 6.75%, 10/1/22	1,486,875

		14,095,062

	Healthcare/Healthcare Distributors—1.6%
3,100	Aceto Corp., 2.00%, 11/1/20 (e)	2,793,875

	Insurance—2.8%
3,500	AmTrust Financial Services, Inc., 2.75%, 12/15/44 (e)	2,535,312
3,000	HCI Group, Inc., 4.25%, 3/1/37 (a)(c)	2,514,375

		5,049,687

	Internet—2.8%
3,000	FireEye, Inc., 1.625%, 6/1/35, Ser. B (e)	2,791,875
2,500	Pandora Media, Inc., 1.75%, 12/1/20 (e)	2,237,500

		5,029,375

	Investment Companies—3.3%
2,900	Goldman Sachs BDC, Inc., 4.50%, 4/1/22	2,979,750
3,000	Prospect Capital Corp., 4.95%, 7/15/22 (e)	2,964,375

		5,944,125

	Lodging—0.5%
1,000	China Lodging Group Ltd., 0.375%, 11/1/22 (a)(c)	956,250

Schedule of Investments

AllianzGI Convertible & Income 2024 Target Term Fund

November 30, 2017 (unaudited) (continued)

Principal Amount (000s)		Value*
	Oil, Gas & Consumable Fuels—7.1%
$1,500	Ensco Jersey Finance Ltd., 3.00%, 1/31/24 (a)(c)	$1,252,500
3,000	Green Plains, Inc., 4.125%, 9/1/22	2,829,375
3,000	Helix Energy Solutions Group, Inc., 4.25%, 5/1/22 (e)	2,917,500
3,425	Nabors Industries, Inc., 0.75%, 1/15/24 (a)(c)(e)	2,551,625
3,150	PDC Energy, Inc., 1.125%, 9/15/21 (e)	3,049,594

		12,600,594

	Pharmaceuticals—4.8%
1,750	DexCom, Inc., 0.75%, 5/15/22 (a)(c)	1,666,875
3,250	Horizon Pharma Investment Ltd., 2.50%, 3/15/22 (e)	3,020,469
2,250	Impax Laboratories, Inc., 2.00%, 6/15/22	2,212,031
1,500	Sucampo Pharmaceuticals, Inc., 3.25%, 12/15/21 (a)(c)	1,615,312

		8,514,687

	Retail—1.2%
2,000	RH, zero coupon, 7/15/20 (a)(c)	2,076,250

	Semiconductors—1.7%
3,300	Veeco Instruments, Inc., 2.70%, 1/15/23 (e)	2,955,563

	Software—1.1%
2,000	Evolent Health, Inc., 2.00%, 12/1/21 (a)(c)	1,918,750

	Telecommunications—1.6%
3,100	Gogo, Inc., 3.75%, 3/1/20 (e)	2,859,750

	Transportation—1.7%
3,000	Echo Global Logistics, Inc., 2.50%, 5/1/20 (e)	3,050,625

	Total Convertible Bonds & Notes (cost-$100,754,911)	100,503,091

SENIOR LOANS (a)(b)—19.5%
	Aerospace & Defense—0.5%
	Engility Corp., 8/12/23, Term Loan B2
936	1 mo. LIBOR + 3.250%, 4.60%	945,575
9	PRIME + 2.500%, 6.75%	8,723

		954,298

	Airlines—0.6%
997	Delta Air Lines, Inc., 1 mo. LIBOR + 2.500%, 3.764%, 10/18/18, 2018 Term Loan B1	1,002,759

	Automobiles—0.6%
	Winnebago Industries, Inc., 11/8/23, Term Loan B
704	3 mo. LIBOR + 4.500%, 5.817%	713,705
281	1 mo. LIBOR + 4.500%, 5.744%	284,874

		998,579

	Building Materials—0.6%
997	GYP Holdings III Corp., 3 mo. LIBOR + 3.000%, 4.38%, 4/1/23, 2017 Term Loan	1,004,352

	Building Products—1.0%
1,000	Jeld-Wen Inc., 3 mo. LIBOR + 3.000%, 4.333%, 7/1/22, 2017 Term Loan B3	1,008,021
843	Ply Gem Industries, Inc., 3 mo. LIBOR + 3.000%, 4.333%, 2/1/21, Term Loan B	851,275

		1,859,296

	Chemicals—1.1%
374	Huntsman International LLC, 1 mo. LIBOR + 3.000%, 4.35%, 4/1/23, Term Loan B2	377,166
564	Kraton Polymers LLC, 1 mo. LIBOR + 3.000%, 4.35%, 1/6/22, 2017 USD Term Loan B	571,037
995	Omnova Solutions Inc., 1 mo. LIBOR + 4.250%, 5.60%, 8/28/23, 2016 Term Loan B2	1,009,886

		1,958,089

	Commercial Services & Supplies—0.6%
997	Advanced Disposal Services, Inc., 1 Week LIBOR + 2.750%, 3.452%, 11/10/23, Term Loan B3	999,661

	Diversified Consumer Services—0.6%
997	Laureate Education, Inc., 1 mo. LIBOR + 4.500%, 5.85%, 4/26/24, 2017 Term Loan B	1,004,352

	Electronic Equipment, Instruments & Components—0.5%
884	Zebra Technologies Corp., 3 mo. LIBOR + 2.000%, 3.371%, 10/27/21, 2017 Term Loan B	888,729

Schedule of Investments

AllianzGI Convertible & Income 2024 Target Term Fund

November 30, 2017 (unaudited) (continued)

Principal Amount (000s)		Value*
	Electronics—0.5%
$ 988	Kemet Electronic Corp., 1 mo. LIBOR + 6.000%, 7.35%, 4/26/24, Term Loan B	$998,609

	Food & Staples Retailing—0.6%
997	US Foods, Inc., 1 mo. LIBOR + 2.750%, 3.85%, 6/27/23, 2016 Term Loan B	1,003,163

	Healthcare Providers & Services—0.6%
	Select Medical Corporation, 3/6/24, 2017 Term Loan B
995	3 mo. LIBOR + 3.500%, 4.85%	1,008,468
3	2 mo. LIBOR + 3.500%, 4.78%	3,040
-†	PRIME + 2.500%, 6.75%	1

		1,011,509

	Healthcare-Products—0.5%
956	Greatbatch Ltd., 1 mo. LIBOR + 3.500%, 4.50%, 10/27/22, 2017 Term Loan B	964,170

	Hotels, Restaurants & Leisure—2.8%
1,000	1011778 B.C. Unlimited Liability Company, 3 mo. LIBOR + 2.250%, 2/16/24, Term Loan B3 (d)	1,001,250
975	Boyd Gaming Corp., 1 Week LIBOR + 2.500%, 3.701%, 9/15/23, Term Loan B	980,934
	Playa Resorts Holding B.V., 4/5/24, 2017 Term Loan B
995	3 mo. LIBOR + 3.000%, 4.37%	999,371
3	2 mo. LIBOR + 3.000%, 4.31%	3,013
	Scientific Games International, Inc., 8/14/24, 2017 Term Loan B4
784	2 mo. LIBOR + 3.250%, 4.673%	792,391
216	1 mo. LIBOR + 3.250%, 4.60%	218,312
973	Travelport Finance (Luxembourg) Sarl, 3 mo. LIBOR + 2.750%, 4.166%, 9/2/21, New 2017 Term Loan D	973,787

		4,969,058

	Internet—0.6%
	Everi Payments, Inc., 5/9/24, Term Loan B
995	3 mo. LIBOR + 4.500%, 4.979%	1,003,203
3	1 mo. LIBOR + 4.500%, 4.85%	3,025

		1,006,228

	Internet Software & Services—0.8%
486	Blucora, Inc., 3 mo. LIBOR + 3.750%, 5.073%, 5/22/24, Term Loan	488,846
1,000	Match Group Inc., 2 mo. LIBOR + 2.500%, 3.854%, 11/16/22, 2017 Term Loan B	1,007,500

		1,496,346

	IT Services—1.1%
923	First Data Corp., 3 mo. LIBOR + 2.500%, 3.738%, 4/26/24, 2017 Term Loan	924,716
997	Xerox Business Services LLC, 1 mo. LIBOR + 4.000%, 4.35%, 12/7/23, USD Term Loan B	1,006,839

		1,931,555

	Leisure—0.6%
	Planet Fitness Holdings LLC, 3/31/21, Incremental Term Loan B
752	1 mo. LIBOR + 3.000%, 4.35%	755,184
245	3 mo. LIBOR + 3.000%, 4.333%	246,038

		1,001,222

	Machinery—1.1%
1,000	Gardner Denver, Inc., 3 mo. LIBOR + 2.750%, 4.083%, 7/30/24, 2017 USD Term Loan B	1,004,565
997	Harsco Corp., 1 mo. LIBOR + 5.000%, 6.375%, 11/2/23, Term Loan B	1,006,215

		2,010,780

	Media—1.0%
997	Gray Television, Inc., 1 mo. LIBOR + 2.500%, 3.493%, 2/7/24, 2017 Term Loan B2	1,002,973
787	Lions Gate Entertainment Corp., 1 mo. LIBOR + 3.000%, 4.35%, 12/8/23, 2016 1st Lien Term Loan B	788,874

		1,791,847

	Personal Products—0.5%
944	Prestige Brands, Inc., 1 mo. LIBOR + 2.750%, 4.10%, 1/26/24, Term Loan B4	949,761

	Pharmaceuticals—1.1%
981	HLF Financing Sarl, 1 mo. LIBOR + 5.500%, 6.85%, 2/15/23, Term Loan B	981,873
986	Lannett Company, Inc., 1 mo. LIBOR + 5.375%, 6.725%, 11/25/22, Term Loan B	989,260

		1,971,133

	Retail—0.6%
1,000	CWGS Group LLC, 1 mo. LIBOR + 3.000%, 11/8/23, 2016 Term Loan (d)	1,007,292

	Road & Rail—0.5%
945	YRC Worldwide, Inc., 1 mo. LIBOR + 8.500%, 9.85%, 7/24/22, 2017 Term Loan	939,286

Schedule of Investments

AllianzGI Convertible & Income 2024 Target Term Fund

November 30, 2017 (unaudited) (continued)

Principal Amount (000s)		Value*
	Semiconductors & Semiconductor Equipment—0.5%
$ 987	Cypress Semiconductor Corp., 1 mo. LIBOR + 2.750%, 4.04%, 7/5/21, 2016 Term Loan B	$994,038

	Total Senior Loans (cost-$34,752,013)	34,716,112

	Repurchase Agreements—5.0%
8,908	State Street Bank and Trust Co., dated 11/30/17, 0.12%, due 12/1/17, proceeds $8,908,030; collateralized by U.S. Treasury Notes, 1.625%, due 2/15/26, valued at $9,090,063 including accrued interest (cost-$8,908,000)	8,908,000

	Total Investments (cost-$252,689,746) (f)—140.9%	251,262,901

	Liabilities in excess of other assets—(40.9)%	(72,940,796)

	Net Assets—100.0%	$178,322,105

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Fund’s Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

†	Less than $500.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $97,624,174, representing 54.7% of net assets.

(b)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on November 30, 2017.

(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $62,908,062, representing 35.3% of net assets.

(d)	When-issued or delayed-delivery. To be settled/delivered after November 30, 2017.

(e)	All or partial amount segregated for the benefit of the counterparty as collateral for short-term loan financing.

(f)	At November 30, 2017, the cost basis of portfolio securities for federal income tax purposes was $253,034,030. Gross unrealized appreciation was $2,757,484; gross unrealized depreciation was $4,528,613; and net unrealized depreciation was $1,771,129. The difference between book and tax cost was attributable to the differing treatment of bond amortization.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or Fund’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the period ended November 30, 2017 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans—Senior Loans generally are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at November 30, 2017 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 11/30/17
Investments in Securities—Assets
Corporate Bonds & Notes	—	$107,135,698	—	$107,135,698
Convertible Bonds & Notes	—	100,503,091	—	100,503,091
Senior Loans	—	34,716,112	—	34,716,112
Repurchase Agreements	—	8,908,000	—	8,908,000

Totals	—	$251,262,901	—	$251,262,901

Glossary:

LIBOR - London Inter-Bank Offered Rate

REIT - Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “ Act”) (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached hereto as Exhibit 99_CERT:

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Convertible & Income 2024 Target Term Fund

By	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo President & Chief Executive Officer

Date: January 18, 2018

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer

Date: January 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo President & Chief Executive Officer

Date: January 18, 2018

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer

Date: January 18, 2018